Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2025
Schedule III - Real Estate and Accumulated Depreciation
Schedule III - Real Estate and Accumulated Depreciation
Schedule III - Real Estate and Accumulated Depreciation
(Dollars in Thousands)

Descriptions (a)				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross amount at December 31, 2025 (b)(c)
Property Location	Number of Properties	Encumbrances		Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Total	Accumulated Depreciation (d)(e)	Years Constructed	Years Acquired
Alabama	43	$—		$47,413	$93,608	$2,697	$10,716	$50,110	$104,324	$154,434	$(14,662)	1935-2024	2023 - 2025
Alabama	19	(f	)	14,533	28,545	—	9	14,533	28,554	43,087	(4,388)	1935-2007	2023 - 2025
Alaska	9	—		9,996	25,117	—	—	9,996	25,117	35,113	(3,101)	1953-2005	2023
Alaska	1	(f	)	738	1,105	330	2,766	1,068	3,871	4,939	(552)	2005-2005	2023
Arizona	51	—		78,840	192,310	3,994	19,971	82,834	212,281	295,115	(28,612)	1946-2021	2023 - 2025
Arizona	61	(f	)	89,662	214,786	—	1,600	89,662	216,386	306,048	(26,226)	1940-2023	2023 - 2024
Arkansas	30	—		38,310	70,504	—	90	38,310	70,594	108,904	(11,909)	1960-2011	2023 - 2025
Arkansas	20	(f	)	15,318	35,552	—	—	15,318	35,552	50,870	(6,057)	1920-2012	2023
California	32	—		127,516	296,005	759	6,872	128,275	302,877	431,152	(43,648)	1930-2022	2023 - 2025
California	41	(f	)	72,881	89,428	8,883	37,804	81,764	127,232	208,996	(14,946)	1940-2024	2023 - 2025
Colorado	28	—		59,206	203,799	1,413	9,987	60,619	213,786	274,405	(34,381)	1967-2016	2023 - 2024
Colorado	13	(f	)	15,180	35,008	1,255	4,213	16,435	39,221	55,656	(5,061)	1965-2023	2023
Connecticut	17	—		14,571	48,671	—	—	14,571	48,671	63,242	(7,993)	1850-2022	2023
Connecticut	7	(f	)	5,755	16,367	—	—	5,755	16,367	22,122	(2,849)	1860-1998	2023
Delaware	1	—		4,179	5,059	—	—	4,179	5,059	9,238	(1,258)	1973-1973	2023
District of Columbia	1	—		1,514	315	—	—	1,514	315	1,829	(120)	1930-1930	2023
Florida	85	—		115,076	224,212	2,426	9,843	117,502	234,055	351,557	(33,333)	1929-2025	2023 - 2025
Florida	49	(f	)	59,751	145,540	—	2,617	59,751	148,157	207,908	(21,798)	1950-2014	2023 - 2025
Georgia - Fitzgerald	1	—		7,564	36,442	—	—	7,564	36,442	44,006	(5,273)	1980-1980	2023
Georgia - Augusta	7	—		15,817	24,507	288	1,449	16,105	25,956	42,061	(4,086)	1973-2015	2023
Georgia - Buford	2	—		6,552	31,156	—	—	6,552	31,156	37,708	(5,305)	1993-1998	2023
Georgia - Buford	1	(f	)	1,132	2,386	—	—	1,132	2,386	3,518	(384)	2004-2004	2023
Georgia - Other	65	—		84,548	163,269	2,595	18,545	87,143	181,814	268,957	(25,057)	1939-2024	2023 - 2024
Georgia - Other	106	(f	)	112,890	264,984	—	3,658	112,890	268,642	381,532	(43,446)	1947-2021	2023
Idaho	13	—		14,584	17,443	—	432	14,584	17,875	32,459	(3,408)	1967-2008	2023
Idaho	9	(f	)	24,758	75,335	—	—	24,758	75,335	100,093	(9,649)	1946-2021	2023
Illinois - Chicago	5	—		13,464	12,068	—	—	13,464	12,068	25,532	(2,250)	1930-2015	2023
Illinois - Chicago	6	(f	)	9,864	29,707	1,620	6,625	11,484	36,332	47,816	(4,609)	1886-2024	2023
Illinois - Albion	5	—		11,358	38,145	—	—	11,358	38,145	49,503	(6,774)	1950-1998	2023
Illinois - Other	141	—		106,715	306,412	1,602	2,079	108,317	308,491	416,808	(47,149)	1870-2025	2023 - 2025
Illinois - Other	43	(f	)	69,796	162,810	379	5,947	70,175	168,757	238,932	(25,118)	1880-2015	2023 - 2025
Indiana	64	—		85,107	188,198	515	1,159	85,622	189,357	274,979	(29,533)	1927-2022	2023 - 2024

Descriptions (a)				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross amount at December 31, 2025 (b)(c)
Property Location	Number of Properties	Encumbrances		Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Total	Accumulated Depreciation (d)(e)	Years Constructed	Years Acquired
Indiana	75	(f	)	37,724	98,218	—	—	37,724	98,218	135,942	(12,625)	1935-2013	2023 - 2025
Iowa	17	—		22,368	45,794	719	5,335	23,087	51,129	74,216	(8,398)	1915-2009	2023
Iowa	19	(f	)	15,378	48,477	—	—	15,378	48,477	63,855	(7,307)	1949-2013	2023 - 2025
Kansas	19	—		10,144	46,902	—	—	10,144	46,902	57,046	(7,699)	1969-2019	2023
Kansas	7	(f	)	8,283	25,220	—	—	8,283	25,220	33,503	(2,190)	1976-2018	2023 - 2025
Kentucky	35	—		43,371	120,347	397	4,344	43,768	124,691	168,459	(14,836)	1907-2025	2023 - 2025
Kentucky	34	(f	)	22,434	55,497	—	—	22,434	55,497	77,931	(9,140)	1973-2023	2023 - 2024
Louisiana	9	—		4,518	14,157	—	—	4,518	14,157	18,675	(2,154)	1968-2014	2023
Louisiana	29	(f	)	31,858	48,410	2,525	6,501	34,383	54,911	89,294	(9,683)	1981-2020	2023
Maine	17	—		20,448	59,130	—	—	20,448	59,130	79,578	(11,836)	1798-2011	2023
Maine	4	(f	)	1,234	2,096	—	—	1,234	2,096	3,330	(525)	1979-1993	2023
Maryland	7	—		9,613	11,901	—	—	9,613	11,901	21,514	(2,047)	1963-2007	2023
Maryland	5	(f	)	7,657	18,403	499	2,132	8,156	20,535	28,691	(3,276)	1950-2007	2023
Massachusetts	34	—		72,832	146,059	—	10,525	72,832	156,584	229,416	(22,786)	1870-2011	2023 - 2025
Massachusetts	12	(f	)	28,292	31,264	6,213	34,243	34,505	65,507	100,012	(6,037)	1850-2025	2023 - 2025
Michigan	92	—		115,433	313,809	5,290	14,315	120,723	328,124	448,847	(53,335)	1900-2025	2023 - 2025
Michigan	19	(f	)	24,701	71,749	2,812	5,965	27,513	77,714	105,227	(14,317)	1876-2025	2023 - 2025
Minnesota	49	—		90,212	189,197	783	8,453	90,995	197,650	288,645	(31,711)	1905-2023	2023 - 2025
Minnesota	42	(f	)	50,319	116,296	1,110	9,192	51,429	125,488	176,917	(20,152)	1951-2025	2023 - 2025
Minnesota	1	10,913		7,058	17,075	—	—	7,058	17,075	24,133	(2,962)	2015-2015	2023
Mississippi	31	—		25,863	73,152	—	—	25,863	73,152	99,015	(13,131)	1932-2016	2023
Mississippi	15	(f	)	18,460	53,286	370	2,801	18,830	56,087	74,917	(9,353)	1965-2009	2023
Mississippi	6	38,585		17,132	67,651	—	—	17,132	67,651	84,783	(12,220)	1989-2001	2023
Missouri	61	—		51,150	155,557	—	1,435	51,150	156,992	208,142	(24,008)	1928-2023	2023 - 2025
Missouri	26	(f	)	29,544	56,500	—	—	29,544	56,500	86,044	(8,582)	1961-2022	2023 - 2025
Montana	2	—		6,344	16,881	—	4,738	6,344	21,619	27,963	(2,115)	2009-2025	2023 - 2024
Montana	3	(f	)	5,318	11,882	—	—	5,318	11,882	17,200	(2,651)	1920-2020	2023
Nebraska	10	—		11,350	15,072	—	—	11,350	15,072	26,422	(2,100)	1961-2022	2023
Nebraska	14	(f	)	8,037	28,964	931	996	8,968	29,960	38,928	(3,828)	1910-2015	2023 - 2025
Nevada	8	—		14,103	19,370	—	677	14,103	20,047	34,150	(2,528)	1980-2021	2023
Nevada	5	(f	)	9,063	20,653	—	1,417	9,063	22,070	31,133	(3,570)	1960-2009	2023
Nevada	1	5,618		3,347	9,570	(1)	(94)	3,346	9,476	12,822	(1,894)	1995-1995	2023
New Hampshire	8	—		9,196	25,556	—	—	9,196	25,556	34,752	(4,769)	1960-2001	2023
New Hampshire	2	(f	)	1,278	8,118	—	—	1,278	8,118	9,396	(980)	1975-2003	2023
New Jersey	10	—		7,728	13,885	—	—	7,728	13,885	21,613	(891)	1960-2008	2023 - 2025
New Jersey	9	(f	)	11,325	42,360	—	—	11,325	42,360	53,685	(7,674)	1930-2015	2023
New Mexico	10	—		15,443	37,917	—	685	15,443	38,602	54,045	(4,795)	1946-2009	2023 - 2025

Descriptions (a)				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross amount at December 31, 2025 (b)(c)
Property Location	Number of Properties	Encumbrances		Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Total	Accumulated Depreciation (d)(e)	Years Constructed	Years Acquired
New Mexico	3	(f	)	3,751	3,790	—	—	3,751	3,790	7,541	(690)	1955-2019	2023
New York	19	—		30,313	130,925	—	—	30,313	130,925	161,238	(15,444)	1892-2016	2023 - 2024
New York	15	(f	)	14,328	34,808	—	—	14,328	34,808	49,136	(7,406)	1950-2014	2023
North Carolina	86	—		80,172	155,950	4,118	11,312	84,290	167,262	251,552	(22,796)	1942-2025	2023 - 2025
North Carolina	64	(f	)	45,721	100,887	—	—	45,721	100,887	146,608	(15,222)	1950-2023	2023 - 2025
North Dakota	1	—		5,176	32,387	(89)	(413)	5,087	31,974	37,061	(3,700)	1993-1993	2023
North Dakota	3	(f	)	2,823	13,596	—	—	2,823	13,596	16,419	(1,936)	1984-2013	2023
North Dakota	1	12,947		6,711	23,927	—	—	6,711	23,927	30,638	(4,693)	1995-1995	2023
Ohio	81	—		92,118	285,683	342	1,385	92,460	287,068	379,528	(48,293)	1856-2019	2023 - 2025
Ohio	66	(f	)	62,894	180,694	—	—	62,894	180,694	243,588	(35,777)	1915-2020	2023
Oklahoma	31	—		30,854	67,490	2,778	3,859	33,632	71,349	104,981	(9,634)	1965-2020	2023 - 2025
Oklahoma	35	(f	)	45,368	74,894	—	—	45,368	74,894	120,262	(13,354)	1946-2011	2023 - 2024
Oregon	6	—		5,252	14,460	—	—	5,252	14,460	19,712	(2,438)	1924-2010	2023
Oregon	5	(f	)	11,252	17,466	—	—	11,252	17,466	28,718	(4,170)	1965-1985	2023
Pennsylvania	62	—		78,223	241,029	—	2,220	78,223	243,249	321,472	(39,063)	1885-2018	2023 - 2024
Pennsylvania	45	(f	)	43,352	110,377	—	—	43,352	110,377	153,729	(17,849)	1865-2020	2023 - 2024
Rhode Island	4	—		2,269	8,762	—	—	2,269	8,762	11,031	(1,214)	1962-1995	2023
Rhode Island	6	(f	)	6,093	13,369	—	—	6,093	13,369	19,462	(2,230)	1968-1995	2023
South Carolina	52	—		54,616	151,738	4,755	12,295	59,371	164,033	223,404	(25,858)	1912-2025	2023 - 2025
South Carolina	30	(f	)	22,351	58,981	—	—	22,351	58,981	81,332	(7,515)	1973-2019	2023 - 2025
South Dakota	12	—		24,600	69,945	—	—	24,600	69,945	94,545	(9,341)	1948-2020	2023 - 2025
South Dakota	7	(f	)	13,236	33,123	—	—	13,236	33,123	46,359	(4,990)	1968-2019	2023 - 2025
Tennessee	48	—		62,661	171,940	3,183	10,026	65,844	181,966	247,810	(26,425)	1968-2024	2023 - 2025
Tennessee	62	(f	)	69,942	152,080	1,046	3,792	70,988	155,872	226,860	(27,550)	1889-2019	2023
Texas - Abilene	1	—		7,065	36,904	—	—	7,065	36,904	43,969	(3,592)	2009-2009	2023
Texas - Abilene	1	(f	)	792	2,793	—	—	792	2,793	3,585	(618)	1961-1961	2023
Texas - Amarillo	4	—		5,425	17,573	320	5,175	5,745	22,748	28,493	(3,009)	1977-2016	2023
Texas - Amarillo	1	(f	)	379	389	—	—	379	389	768	(56)	1954-1954	2023
Texas - Arlington	2	—		2,031	5,975	—	—	2,031	5,975	8,006	(1,108)	1964-1997	2023
Texas - Arlington	4	(f	)	3,816	13,367	—	—	3,816	13,367	17,183	(2,097)	1945-2010	2023
Texas - Austin	4	—		6,932	14,733	—	—	6,932	14,733	21,665	(1,821)	1991-2017	2023
Texas - Austin	1	(f	)	2,461	5,388	—	—	2,461	5,388	7,849	(734)	2006-2006	2023
Texas - Baytown	4	—		1,697	16,328	161	39	1,858	16,367	18,225	(1,090)	1982-2013	2023 - 2024
Texas - Beaumont	3	—		2,612	11,690	—	—	2,612	11,690	14,302	(1,598)	1979-2002	2023
Texas - Beaumont	1	(f	)	884	2,065	—	—	884	2,065	2,949	(392)	1999-1999	2023
Texas - Cedar Park	3	—		3,398	8,692	—	—	3,398	8,692	12,090	(1,024)	2010-2022	2023
Texas - Cedar Park	1	(f	)	1,518	2,888	—	—	1,518	2,888	4,406	(299)	2016-2016	2023

Descriptions (a)				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross amount at December 31, 2025 (b)(c)
Property Location	Number of Properties	Encumbrances		Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Total	Accumulated Depreciation (d)(e)	Years Constructed	Years Acquired
Texas - Corpus Christi	5	—		9,968	20,928	—	—	9,968	20,928	30,896	(4,046)	1964-2017	2023
Texas - Corpus Christi	2	(f	)	1,835	2,685	—	—	1,835	2,685	4,520	(408)	1975-2016	2023
Texas - Cypress	2	—		2,168	5,110	248	11	2,416	5,121	7,537	(647)	2012-2017	2023
Texas - Cypress	1	(f	)	4,335	8,688	—	—	4,335	8,688	13,023	(878)	2019-2019	2023
Texas-Dripping Springs	1	—		1,653	6,897	—	—	1,653	6,897	8,550	(890)	1981-1981	2023
Texas-Dripping Springs	1	(f	)	4,218	4,751	—	—	4,218	4,751	8,969	(267)	1987-1987	2025 -2025
Texas - Forney	2	—		4,372	8,885	—	—	4,372	8,885	13,257	(1,059)	2006-2017	2023
Texas - Forney	1	(f	)	1,091	2,921	—	—	1,091	2,921	4,012	(404)	2004-2004	2023
Texas - Fort Worth	5	—		9,619	22,361	—	—	9,619	22,361	31,980	(2,901)	1989-2014	2023
Texas - Fort Worth	4	(f	)	9,090	23,394	—	—	9,090	23,394	32,484	(2,321)	1998-2021	2023 -2024
Texas - Frisco	4	—		6,408	13,316	—	—	6,408	13,316	19,724	(1,686)	2003-2018	2023
Texas - Frisco	2	(f	)	5,272	6,679	—	161	5,272	6,840	12,112	(964)	1996-2008	2023
Texas - Harlingen	4	—		4,078	11,812	—	—	4,078	11,812	15,890	(2,060)	1993-2014	2023
Texas - Harlingen	1	(f	)	1,184	3,798	—	—	1,184	3,798	4,982	(377)	2018-2018	2023
Texas - Highlands	1	(f	)	7,093	22,938	—	—	7,093	22,938	30,031	(1,635)	1930-1930	2024 -2024
Texas - Houston	21	—		33,103	51,216	—	—	33,103	51,216	84,319	(7,934)	1965-2021	2023
Texas - Houston	7	(f	)	20,964	34,006	—	—	20,964	34,006	54,970	(5,818)	1965-2016	2023
Texas - Humble	2	—		5,464	14,206	112	344	5,576	14,550	20,126	(1,605)	2009-2016	2023
Texas - Humble	3	(f	)	2,170	4,937	—	—	2,170	4,937	7,107	(671)	1982-2012	2023
Texas - Katy	4	—		5,030	7,154	264	(51)	5,294	7,103	12,397	(1,423)	1984-2016	2023
Texas - Katy	1	(f	)	1,844	4,121	—	—	1,844	4,121	5,965	(785)	2015-2015	2023
Texas-Kileen	1	(f	)	2,771	14,831	—	—	2,771	14,831	17,602	(216)	2025-2025	2025 -2025
Texas - League City	2	—		7,428	15,930	266	2,834	7,694	18,764	26,458	(2,005)	2011-2016	2023
Texas - Lubbock	6	—		9,011	22,231	—	—	9,011	22,231	31,242	(2,055)	1994-2017	2023 -2024
Texas - Lubbock	4	(f	)	10,065	19,371	116	1,640	10,181	21,011	31,192	(3,388)	1980-2007	2023
Texas - Lumberton	1	—		896	16,853	—	—	896	16,853	17,749	(1,015)	2013-2013	2024 -2024
Texas - McAllen	4	—		4,771	8,496	—	—	4,771	8,496	13,267	(1,423)	1976-2015	2023
Texas - McAllen	3	(f	)	6,100	9,626	—	171	6,100	9,797	15,897	(1,495)	1955-2015	2023
Texas - Mesquite	3	—		4,540	13,908	182	—	4,722	13,908	18,630	(1,784)	1973-2008	2023
Texas - Pearland	2	—		1,532	9,324	—	—	1,532	9,324	10,856	(564)	2002-2013	2023 -2024
Texas - Pearland	1	(f	)	3,133	5,150	—	—	3,133	5,150	8,283	(620)	2011-2011	2023
Texas - San Antonio	10	—		15,448	18,660	—	—	15,448	18,660	34,108	(3,633)	1967-2017	2023
Texas - San Antonio	4	(f	)	9,476	14,337	11	522	9,487	14,859	24,346	(2,375)	1985-2017	2023

Descriptions (a)				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross amount at December 31, 2025 (b)(c)
Property Location	Number of Properties	Encumbrances		Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Total	Accumulated Depreciation (d)(e)	Years Constructed	Years Acquired
Texas-Spring	1	—		669	2,817	—	—	669	2,817	3,486	(648)	1976-1976	2023
Texas-Spring	2	(f	)	5,130	9,981	—	—	5,130	9,981	15,111	(156)	1994-2018	2023 - 2025
Texas-Weslaco	3	—		2,454	6,299	—	—	2,454	6,299	8,753	(1,024)	1975-2014	2023
Texas-Weslaco	2	(f	)	2,757	5,002	—	—	2,757	5,002	7,759	(609)	2005-2014	2023
Texas - Yoakum	1	—		3,665	20,107	—	—	3,665	20,107	23,772	(2,467)	1971-1971	2023
Texas - Other	134	—		142,021	282,311	3,901	12,501	145,922	294,812	440,734	(41,870)	1920-2024	2023 - 2025
Texas - Other	63	(f	)	66,663	151,885	115	3,753	66,778	155,638	222,416	(23,327)	1943-2022	2023 - 2025
Utah	10	—		24,887	41,572	—	—	24,887	41,572	66,459	(7,129)	1972-2021	2023
Utah	4	(f	)	4,751	11,404	—	—	4,751	11,404	16,155	(1,974)	1961-2013	2023
Vermont	5	—		1,754	3,015	—	—	1,754	3,015	4,769	(632)	1950-1997	2023
Vermont	2	(f	)	565	1,024	—	—	565	1,024	1,589	(267)	1983-1998	2023
Virginia	31	—		49,548	111,670	—	5,895	49,548	117,565	167,113	(18,906)	1950-2024	2023 - 2025
Virginia	14	(f	)	12,010	36,372	—	—	12,010	36,372	48,382	(5,501)	1928-2006	2023
Washington	10	—		15,277	31,882	2,003	2,449	17,280	34,331	51,611	(5,569)	1910-2004	2023 - 2025
Washington	10	(f	)	28,659	32,815	108	4,954	28,767	37,769	66,536	(7,204)	1948-2006	2023
West Virginia	13	—		12,924	29,158	—	404	12,924	29,562	42,486	(4,349)	1953-2007	2023 - 2025
West Virginia	12	(f	)	9,428	21,339	—	—	9,428	21,339	30,767	(2,547)	1946-2009	2023 - 2024
Wisconsin - Colby	1	—		5,261	34,573	—	—	5,261	34,573	39,834	(6,815)	1976-1976	2023
Wisconsin - Green Bay	2	—		3,120	6,909	—	—	3,120	6,909	10,029	(921)	1967-1987	2023 - 2025
Wisconsin - Green Bay	1	12,894		8,153	23,768	—	—	8,153	23,768	31,921	(4,723)	1966-1966	2023
Wisconsin - Other	66	—		111,615	356,291	1,104	625	112,719	356,916	469,635	(52,386)	1911-2025	2023 - 2025
Wisconsin - Other	37	(f	)	38,268	111,481	—	—	38,268	111,481	149,749	(18,429)	1917-2022	2023 - 2025
Wisconsin - Other	2	17,123		10,344	29,642	—	—	10,344	29,642	39,986	(5,916)	1980-1992	2023
Wyoming	3	—		1,446	3,558	—	—	1,446	3,558	5,004	(405)	1975-2009	2023
Wyoming	3	(f	)	6,041	15,382	—	(238)	6,041	15,144	21,185	(1,788)	1980-2022	2023

	3,044	$98,080		$3,839,772	$9,332,031	$75,448	$345,707	$3,915,220	$9,677,738	$13,592,958	$(1,460,980)

(a)
As of December 31, 2025, we had investments in 3,422 single-tenant real estate property locations including 3,400 owned properties and 22 ground lease interests; 240 of our owned properties and one ground lease interest are accounted for as financing arrangements and 138 are accounted for as sales-type leases and are excluded from the table above. In addition, four of the owned properties are considered to be held for sale at December 31, 2025 and are excluded from the table above. Initial costs exclude intangible lease assets totaling $559.7 million.

(b)	The unaudited aggregate cost for federal income tax purposes is approximately $16.8 billion.

(c)
The following is a reconciliation of total real estate carrying value for the years ended December 31, 2025, December 31, 2024, the period from February 3, 2023 through December 31, 2023 and the period from January 1, 2023 through February 2, 2023:

	Successor			Predecessor
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023
Balance, beginning of period	$13,346,817	$13,178,994	$12,725,295	$11,198,897
Additions
Acquisitions	623,781	584,366	386,842	39,920
Improvements	197,599	102,933	130,787	2,532
Other (i)	11,294	8,716	29,078	—
Deductions
Provision for impairment of real estate	(24,433)	(21,862)	(17,853)	—
Other (ii)	(137,144)	(176,008)	—	(3,859)
Cost of real estate sold	(416,600)	(330,322)	(75,155)	(760)
Reclasses to held for sale	(8,356)	—	—	—

Balance, end of period	$13,592,958	$13,346,817	$13,178,994	$11,236,730

(i)
For the years ended December 31, 2025, December 31, 2024 and the period from February 3, 2023 through December 31, 2023, represents owned properties previously recorded as financing leases or financing arrangements that were transferred to an operating lease during the period due to a modification or, in the case of certain financing arrangements, a purchase option expiration.

(ii)
During the years ended December 31, 2025 and December 31, 2024, includes $131.7 million and $171.3 million, respectively, of gross land and building reclassified to loans and financing receivables as a result of certain acquisitions which modified existing operating leases in a manner which required them to be accounted for as finance leases in accordance with ASC Topic 842.

(d)
The following is a reconciliation of accumulated depreciation for the years ended December 31, 2025, December 31, 2024, the period from February 3, 2023 through December 31, 2023 and the period from January 1, 2023 through February 2, 2023:

	Successor			Predecessor
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023
Balance, beginning of period	$(984,685)	$(479,243)	$—	$(1,410,829)
Additions
Depreciation expense	(535,793)	(533,299)	(482,246)	(27,482)
Deductions
Accumulated depreciation associated with real estate sold	39,131	15,779	3,003	173
Other	20,255	12,078	—	—
Reclasses to held for sale	112	—	—	—

Balance, end of period	$(1,460,980)	$(984,685)	$(479,243)	$(1,438,138)

(e)
The Company’s real estate assets are depreciated using the straight-line method over the estimated useful lives of the properties, which generally ranges from 20 to 40 years for buildings and improvements and is 10 to 15 years for land improvements.

(f)	Property is collateral for non-recourse debt obligations totaling $3.2 billion issued and outstanding under the Company’s STORE Master Funding debt program.